UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 E. Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 E. Michigan St.
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765- 5384
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: May 31, 2011

Item 1. Reports to Stockholders.

Semi-Annual Report

Convergence Core Plus Fund

May 31, 2011

Investment Adviser

Convergence Investment Partners, LLC
4200 West 115th Street
Suite 100
Leawood, Kansas 66211

Phone: 877-677-9414

Table of Contents

LETTER TO SHAREHOLDERS	3

EXPENSE EXAMPLE	5

INVESTMENT HIGHLIGHTS	7

SCHEDULE OF INVESTMENTS	9

SCHEDULE OF SECURITIES SOLD SHORT	17

STATEMENT OF ASSETS AND LIABILITIES	19

STATEMENT OF OPERATIONS	20

STATEMENT OF CHANGES IN NET ASSETS	21

STATEMENT OF CASH FLOWS	22

FINANCIAL HIGHLIGHTS	23

NOTES TO FINANCIAL STATEMENTS	24

NOTICE OF PRIVACY POLICY & PRACTICES	31

ADDITIONAL INFORMATION	32

Dear Shareholder:

We are pleased to provide to you the semi-annual report of the Convergence Core Plus Fund (the “Fund”) for the period ended May 31 2011. With the Fund’s inception on December 29, 2009, we have now completed nearly one and one half years; and we are pleased to report that it has been a very good period for your Fund, both on an absolute and relative basis.

Performance

Your Fund was up cumulatively 36.30% for the first 15 months of its existence versus the Russell 3000 Index (the “Russell 3000”) at 25.34%. Since the beginning of the calendar year through May 31 2011, the Fund was up 12.86% versus the Russell 3000 at 8.30%. Performance for the Fund versus the market was driven by both our dynamic investment model, and the broader mandate afforded the Fund through the ability to sell short.

For the one-year and annualized since inception (12/29/09) periods ending May 31 2011, the Fund returned 31.82% and 24.38%, respectively, versus 27.04% and 17.25% for the Russell 3000.  The Fund’s Institutional Class Gross and Net Expense Ratios (as of the prospectus dated 3/30/11) are 2.62% and 1.50%*.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-677-9414.

Our proprietary dynamic model seeks to incorporate the best attributes of both quantitative methods with traditional fundamental management. Quant strategies have the advantage of being able to assimilate a lot of information, validate concepts, and avoid emotional biases. Fundamental managers have the advantage that they can incorporate current market conditions into their evaluation. Our dynamic model actively measures the market environment and adjusts our model in an effort to seek out alpha, thereby gaining the best attributes of both approaches.

Our ability to sell short aided the portfolio throughout the year, but particularly since April 30 when the market began to decline. While maintaining a beta close to one throughout the period, our short positions helped hold the portfolio up relative to the market. And while the portfolio ended up with a turnover ratio of 201.28%, a material proportion was driven by the short position, which enabled the portfolio, net of trading costs, to outperform the Russell 3000 by nearly 1100 basis points since inception.

A Positive View of What Lies Ahead

The longer the list of negatives, the more positive one should become. The current list is long.

Nowhere is the impact of the clouds hanging over the market more evident than if one looks at the implied growth rate built into market prices. Today the market outlook for long-term earnings growth in large cap stocks is zero. The implied growth rate for small cap stocks is just 10%, near a 30 year low. With such low expectations, the upside potential is in our view certainly material.

Finally, the slow return to what we would characterize as a more traditional market is positive for active management in general, and has us very excited about the possibilities for the Fund. Correlations between stocks are finally falling. During the 2008 to 2009 collapse, correlations shot up, leaving little room for active managers to create alpha. When everything is going in the same direction, at the same speed, there is scant opportunity to differentiate. With correlations now returning to more traditional levels, we see growing potential to identify and capture multiple sources of alpha. For our investment process, we believe that this is the best environment in which to operate.

Thank you for you ongoing support.

David W. Schulz, CFA
President

Opinions expressed are subject to change, are not guaranteed, and should not be construed as recommendations or investment advice.

Mutual fund investing involves risk.  Principal loss is possible.  The Fund invests in mid-capitalization companies, which involve additional risks such as limited liquidity and greater volatility.  The Fund may invest in foreign securities which involve political, economic and currency risks, greater volatility and differences in accounting methods.  The Fund regularly makes short sales of securities, which involves the risk that the Fund’s losses may exceed the original amount invested.  However, a mutual fund investor’s risk is limited to the amount of one’s investment in a mutual fund.

The Russell 3000 Index measures the performance of the 3,000 largest companies representing approximately 98% of the investable U.S. equity market. It is not possible to invest directly in an index.

*  The Advisor has contractually agreed to limit expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends or interest expenses on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation) to 1.50% through December 29, 2012 for the Institutional Class.

“Alpha” is an annualized return measure of how much better or worse a fund’s performance is relative to an index of funds in the same category, after allowing for differences in risk.  A “basis point” is equal to 100th of a percent.  “Beta” measures the sensitivity of rates of return on a fund to general market movements.  “Implied Growth Rate” reveals market expectations for long-term earnings growth.

Must be preceded or accompanied by a prospectus.

Quasar Distributors, LLC, distributor.

CONVERGENCE CORE PLUS FUND
Expense Example
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/1/10 - 5/31/11).

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of exchange-traded funds or other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example. The example includes, but is not limited to, advisory fees, fund administration and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

CONVERGENCE CORE PLUS FUND
Expense Example (Continued)
(Unaudited)

	Institutional Class
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/1/10	5/31/11	12/1/10 – 5/31/11*
Actual**	$1,000.00	$1,199.80	$8.23
Hypothetical (5% return
before expenses)***	$1,000.00	$1,017.45	$7.54

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
**	Including dividends on short positions and interest expense, your actual cost of investing in the Fund would be $13.49.
***	Including dividends on short positions and interest expense, your hypothetical cost of investing in the Fund would be $12.34.

CONVERGENCE CORE PLUS FUND
Investment Highlights
(Unaudited)

The Fund’s investment objective is to seek long-term capital growth.  The Fund seeks to achieve this objective by establishing long and short positions in equity securities of domestic and foreign companies.  The Fund focuses primarily on companies with medium and large market capitalizations, although the Fund may establish long and short positions in companies of any market capitalization.  The Fund will hold long (purchase) securities that the Adviser believes will outperform the market, and will sell short securities expected to underperform the market.

Allocation of Portfolio Holdings
(as a percentage of net assets)

Average Annual Total Returns as of May 31, 2011

	Convergence	Russell
	Core Plus Fund	3000 Index
One Year	31.82%	27.04%
Since Inception (12/29/09)	24.38%	17.25%
Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 877-677-9414.

Continued

CONVERGENCE CORE PLUS FUND
Investment Highlights (Continued)
(Unaudited)

Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date. The graph does not reflect any future performance.

The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

One cannot invest directly in an index.

Growth of $100,000 Investment

*  Inception Date

CONVERGENCE CORE PLUS FUND

Schedule of Investments

May 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS* 120.33%
Administrative and Support Services 4.54%
The Brink’s Co.	6,356	$189,091
Corrections Corp. of America (a)	11,450	263,350
OpenTable, Inc. (a)	1,690	149,278
priceline.com, Inc. (a)	2,080	1,071,595
		1,673,314
Automobiles & Components 1.64%
Federal Mogul Corp. (a)	4,302	99,634
Ford Motor Co. (a)	33,950	506,534
		606,168
Banks 4.83%
Bancorpsouth, Inc.	20,530	263,605
City National Corp.	5,280	297,422
Popular, Inc. (a)	102,540	297,366
PrivateBancorp, Inc.	19,850	324,945
Regions Financial Corp.	42,250	298,285
UMB Financial Corp.	7,010	298,977
		1,780,600
Beverage and Tobacco Product Manufacturing 0.81%
Coca-Cola Enterprises, Inc.	10,290	297,278

Capital Goods 5.02%
Agco Corp. (a)	2,370	122,458
Alliant Techsystems, Inc.	1,900	135,907
Curtiss Wright Corp.	4,080	139,169
Dover Corp.	3,710	249,423
General Dynamics Corp.	6,780	503,211
Huntington Ingalls Inds, Inc. (a)	3,410	124,704
Moog, Inc. (a)	3,120	128,076
Northrop Grumman Corp.	5,000	326,450
Sauer-danfoss, Inc. (a)	2,310	123,354
		1,852,752
Chemical Manufacturing 4.34%
CF Industries Holdings, Inc.	1,893	291,106
Eli Lilly & Co.	5,480	210,870
Pfizer, Inc.	37,410	802,444
Westlake Chemical Corp.	5,280	296,208
		1,600,628

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Schedule of Investments (Continued)

May 31, 2011 (Unaudited)

	Shares	Value
Commercial & Professional Services 2.91%
Costar Group, Inc. (a)	2,640	$166,584
Manpower, Inc.	8,780	536,721
Towers Watson & Co.	5,810	368,645
		1,071,950
Computer and Electronic Product Manufacturing 6.11%
Apple, Inc. (a)	4,130	1,436,538
Fossil, Inc. (a)	4,336	458,922
Jabil Circuit, Inc.	4,820	104,015
L-3 Communications Holdings, Inc.	1,840	150,236
Vishay Intertechnology, Inc. (a)	6,479	102,822
		2,252,533
Consumer Durables & Apparel 0.89%
Tempur-Pedic International, Inc. (a)	5,030	327,151

Consumer Services 1.56%
ITT Educational Services, Inc. (a)	4,150	285,437
Weight Watchers International, Inc.	3,600	288,864
		574,301
Credit Intermediation & Related Activities 0.33%
Ezcorp, Inc. (a)	3,720	121,979

Credit Intermediation and Related Activities 1.99%
First Cash Financial Services, Inc. (a)	2,340	97,695
H&R Block, Inc.	22,528	364,954
Wells Fargo & Co.	9,570	271,501
		734,150
Diversified Financials 1.17%
Portfolio Recovery Associates, Inc. (a)	1,530	132,529
Waddell & Reed Financial, Inc.	7,720	297,992
		430,521
Educational Services 0.84%
Bridgepoint Education, Inc. (a)	13,120	308,189

Energy 1.66%
CVR Energy, Inc. (a)	4,120	90,063
Golar LNG Ltd	2,920	93,031
ION Geophysical Corp. (a)	14,480	146,103

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Schedule of Investments (Continued)

May 31, 2011 (Unaudited)

	Shares	Value
Energy 1.66% (Continued)
Oceaneering International, Inc. (a)	1,220	$99,430
Southern Union Co.	2,760	83,711
W & T Offshore, Inc.	3,810	98,679
		611,017
Fabricated Metal Product Manufacturing 0.80%
Commercial Metals Co.	19,790	294,673

Food & Staples Retailing 0.25%
Kroger Co.	3,760	93,323

Food Manufacturing 0.77%
Tyson Foods, Inc.	14,960	284,539

Food Services and Drinking Places 0.80%
Brinker International, Inc.	11,410	294,150

Food, Beverage & Tobacco 2.33%
Campbell Soup Co.	7,610	264,448
Philip Morris International, Inc.	4,225	303,144
Universal Corp.	6,896	290,804
		858,396
Funds, Trusts, and Other Financial Vehicles 0.78%
Wellcare Health Plans, Inc. (a)	5,860	288,605

General Merchandise Stores 1.36%
Wal-Mart Stores, Inc.	9,066	500,625

Health and Personal Care Stores 0.39%
Ulta Salon Cosmetics & Fragrance, Inc. (a)	2,560	143,309

Health Care Equipment & Services 5.76%
Boston Scientific Corp. (a)	42,350	304,073
Community Health Systems, Inc. (a)	12,435	356,138
Emdeon, Inc. (a)	19,610	300,817
Kindred Healthcare, Inc. (a)	11,070	271,658
Medtronic, Inc.	7,300	297,110
Molina Healthcare, Inc. (a)	10,965	298,029
UnitedHealth Group, Inc.	6,090	298,106
		2,125,931

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Schedule of Investments (Continued)

May 31, 2011 (Unaudited)

	Shares	Value
Household & Personal Products 1.65%
Herbalife Ltd	5,400	$303,912
Nu Skin Enterprises, Inc.	7,760	303,338
		607,250
Insurance 4.75%
Aflac, Inc.	19,650	939,074
CNO Financial Group, Inc. (a)	10,640	82,354
Erie Indeminity Co.	2,070	147,425
Hartford Financial Services Group, Inc.	18,722	498,941
Symetra Financial Corp	6,250	83,875
		1,751,669
Insurance Carriers & Related Activities 0.22%
Delphi Financial Group, Inc.	2,840	82,843

Insurance Carriers and Related Activities 0.54%
Reinsurance Group of America, Inc.	3,110	197,578

Leather and Allied Product Manufacturing 0.28%
Timberland Co. (a)	3,180	103,891

Machinery Manufacturing 3.82%
General Electric Co.	71,755	1,409,268

Materials 4.84%
Cabot Corp.	6,330	267,316
Cliffs Natural Resources, Inc.	3,140	284,798
Georgia Gulf Corp. (a)	10,380	294,169
Greif, Inc.	5,130	339,196
Huntsman Corp.	15,510	293,914
Newmarket Corp.	1,750	304,885
		1,784,278
Media 2.63%
Comcast Corp.	31,740	801,118
Omnicom Group, Inc.	3,600	168,372
		969,490
Merchant Wholesalers, Nondurable Goods 1.60%
AmerisourceBergen Corp.	7,170	295,547
Cardinal Health, Inc.	6,490	294,776
		590,323

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Schedule of Investments (Continued)

May 31, 2011 (Unaudited)

	Shares	Value
Miscellaneous Store Retailers 0.58%
PetSmart, Inc.	4,760	$215,628

Motion Picture and Sound Recording Industries 1.64%
NetFlix, Inc. (a)	2,236	605,509

Oil and Gas Extraction 0.35%
Marathon Oil Corp.	2,400	130,008

Other Information Services 0.83%
Liberty Global, Inc. (a)	1,810	81,541
Yahoo!, Inc. (a)	13,622	225,444
		306,985
Paper Manufacturing 0.81%
Domtar Corp.	2,900	297,192

Personal and Laundry Services 0.23%
Shutterfly, Inc. (a)	1,410	85,474

Petroleum and Coal Products Manufacturing 7.66%
Chevron Corp.	7,810	819,347
ConocoPhillips	5,130	375,618
Exxon Mobil Corp.	17,340	1,447,370
Valero Energy Corp.	2,990	82,225
Western Refining, Inc. (a)	5,686	99,107
		2,823,667
Pharmaceuticals, Biotechnology & Life Sciences 2.83%
Amgen, Inc. (a)	4,400	266,376
Forest Labs, Inc. (a)	2,600	93,652
Jazz Pharmaceuticals, Inc. (a)	2,420	70,882
Merck & Co Inc New	14,618	537,211
Pharmaceutical Product Development, Inc.	2,600	75,010
		1,043,131
Professional, Scientific, and Technical Services 2.81%
Factset Research Systems, Inc.	800	88,688
Moody’s Corp.	20,350	812,169
URS Corp. (a)	3,100	136,586
		1,037,443

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Schedule of Investments (Continued)

May 31, 2011 (Unaudited)

	Shares	Value
Publishing Industries (except Internet) 3.82%
Microsoft Corp.	56,340	$1,409,063

Real Estate 0.72%
CB Richard Ellis Group, Inc. (a)	10,090	266,679

Retailing 0.78%
Buckle, Inc.	2,240	95,626
Express, Inc.	4,450	93,984
Mens Wearhouse, Inc.	2,810	96,748
		286,358
Securities, Commodity Contracts, and Other Financial
Investments and Related Activities 0.85%
American Capital Ltd. (a)	31,501	311,860

Semiconductors & Semiconductor Equipment 4.86%
Intel Corp.	14,920	335,849
Lam Research Corp. (a)	6,400	300,768
Linear Technology Corp.	8,640	298,858
LSI Corp. (a)	36,770	275,407
Micron Technology, Inc. (a)	29,370	299,574
RF Micro Devices, Inc. (a)	44,970	283,311
		1,793,767
Software & Services 4.66%
Activision Blizzard, Inc.	9,220	110,548
Alliance Data Systems Corp. (a)	1,070	100,505
Broadsoft, Inc. (a)	1,900	75,126
Computer Sciences Corp.	1,710	68,212
Google, Inc. (a)	2,030	1,073,911
Mentor Graphics Corp. (a)	7,460	100,038
Travelzoo, Inc. (a)	1,170	87,914
VirnetX Holding Corp.	3,840	100,838
		1,717,092
Support Activities for Transportation 0.81%
Expeditors International of Washington, Inc.	5,660	298,961

Technology Hardware & Equipment 1.36%
Dell, Inc. (a)	12,160	195,533
EchoStar Corp. (a)	2,930	98,712
Molex, Inc.	4,080	111,669
Tech Data Corp. (a)	2,030	96,161
		502,075

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Schedule of Investments (Continued)

May 31, 2011 (Unaudited)

	Shares	Value
Telecommunications 1.90%
AT&T, Inc.	14,738	$465,131
DISH Network Corp. (a)	5,279	159,848
Telephone & Data Systems, Inc.	2,370	77,499
		702,478
Transportation 1.60%
Con-way, Inc.	7,518	297,187
Southwest Airlines Co.	24,880	294,330
		591,517
Transportation Equipment Manufacturing 2.60%
Briggs & Stratton Corp.	6,780	141,363
Lockheed Martin Corp.	5,970	465,063
Polaris Industries, Inc.	3,189	351,906
		958,332
Utilities 5.61%
Avista Corp.	12,030	299,908
CMS Energy Corp.	13,310	265,401
Edison International	7,480	294,413
Entergy Corp.	3,910	266,466
Nrg Energy, Inc. (a)	14,035	347,507
Portland General Electric Co.	11,440	297,097
Unisource Energy Corp.	7,820	296,300
		2,067,092
Water Transportation 0.81%
Alexander & Baldwin, Inc.	6,100	298,717
TOTAL COMMON STOCKS (Cost $42,593,031)		44,371,700

REAL ESTATE INVESTMENT TRUSTS* 7.34%
American Campus Communities, Inc.	9,590	338,911
CBL & Associates Properties, Inc.	17,530	337,277
Digital Realty Trust, Inc.	4,470	278,794
Equity One, Inc.	13,770	270,030
Extra Space Storage, Inc.	13,770	299,635
National Retail Properties, Inc.	10,410	268,370
Rayonier, Inc.	4,670	310,041
SL Green Realty Corp.	3,328	299,553
Taubman Centers, Inc.	4,990	302,244
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,551,528)		2,704,855

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Schedule of Investments (Continued)

May 31, 2011 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS 2.44%

Money Market Funds 2.44%
AIM STIT-STIC Prime Portfolio, 0.041% (b)	900,837	$900,837
TOTAL SHORT-TERM INVESTMENTS (Cost $900,836)		900,837

TOTAL INVESTMENTS (Cost $46,045,395) 130.11%		47,977,392
Liabilities in Excess of Other Assets (30.11)%		(11,102,850)
TOTAL NET ASSETS 100.00%		$36,874,542

*	All or a portion of these securities are pledged as collateral for short positions.
(a)	Non-income producing security.
(b)	Variable rate security; the rate shown represents the rate at May 31, 2011.

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Schedule of Securities Sold Short

May 31, 2011 (Unaudited)

	Shares	Value
Acacia Research Corp.	3,300	$127,908
Accretive Health, Inc.	5,160	125,594
Advanced Micro Devices, Inc.	14,870	129,072
Aecom Technology Corp.	4,010	114,967
Allied Nevada Gold Corp.	4,144	153,659
American Capital Agency Corp.	4,650	141,220
Amr Corp.	18,750	117,562
Aol, Inc.	6,263	128,830
Aspen Technology, Inc.	7,090	117,339
Assured Guaranty Ltd	7,410	126,118
Cabelas, Inc.	5,216	128,105
Caseys Gen Stores, Inc.	3,090	128,080
Chipotle Mexican Grill, Inc.	430	124,300
Cisco Sys, Inc.	8,890	149,352
CIT Group, Inc.	2,937	130,197
Clearwire Corp.	18,530	85,238
Comstock Resources, Inc.	4,270	128,399
Cypress Sharpridge Investments, Inc.	11,794	151,435
Dean Foods Co.	9,300	129,084
Dendreon Corp.	2,850	120,811
Dexcom, Inc.	7,680	121,114
Domino’s Pizza, Inc.	5,648	140,748
Ecolab, Inc.	2,340	128,419
Energen Corp.	2,080	129,522
F5 Networks, Inc.	1,120	127,210
Frontline Ltd	7,120	131,150
Genon Energy, Inc.	31,242	124,656
Graftech International Ltd	5,950	125,783
HeartWare International, Inc.	1,847	134,554
Hillenbrand, Inc.	5,600	127,400
Incyte Corp. Ltd.	6,590	116,841
Insituform Technologies, Inc.	4,926	127,140
Invesco Mortgage Capital, Inc.	4,810	109,524
Jefferies Group, Inc.	5,790	128,191
Kodiak Oil & Gas Corp.	19,000	130,150
Korn Ferry International	6,010	128,374
Leap Wireless International, Inc.	1,750	29,417
Legg Mason, Inc.	3,751	126,934
Mako Surgical Corp.	4,030	132,668
MBIA, Inc.	14,801	130,249
MDC Holdings, Inc.	5,113	137,795
MF Global Holdings Ltd.	16,570	127,755
MGIS Investment Corp.	16,930	136,456
Microstrategy, Inc.	870	127,185

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Schedule of Securities Sold Short (Continued)

May 31, 2011 (Unaudited)

	Shares	Value
Montpelier Re Holdings Ltd.	6,150	$115,681
National Cinemedia, Inc.	6,990	124,492
Newmont Mining Corp.	2,240	126,717
Northern Oil & Gas, Inc.	5,670	113,967
Oasis Petroleum, Inc.	4,320	130,680
Office Depot, Inc.	26,660	112,239
Opko Health, Inc.	36,600	137,616
Orbital Sciences Corp.	7,080	133,175
Ormat Technologies, Inc.	5,320	117,093
Pebblebrook Hotel Trust	5,040	109,570
Pharmasset, Inc.	1,232	125,910
Phillips Van Heusen Corp.	1,900	125,343
Pilgrims Pride Corp.	25,920	128,822
PNC Financial Services Group, Inc.	1,850	115,477
PPL Corp.	4,230	119,244
Precision Castparts Corp.	810	127,251
Qlik Technologies, Inc.	3,890	129,498
Rambus Inc.	8,057	117,390
RealD, Inc.	3,970	108,381
Resolute Energy Corp.	9,113	158,566
Rock-tenn Co.	1,590	122,160
Royal Gold, Inc.	1,940	120,319
Salesforce.com, Inc.	830	126,376
Shaw Group, Inc.	3,440	125,663
Snyders-Lance, Inc.	5,903	125,498
Southern Copper Corp.	3,460	119,578
Spansion, Inc.	6,460	129,394
Spectrum Brands Holdings, Inc.	3,554	127,837
Stanley Black & Decker, Inc.	1,570	115,992
Starwood Property Trust, Inc.	5,820	126,527
Tellabs, Inc.	26,076	119,167
Tesla Motors, Inc.	4,338	130,747
TJX Cos, Inc.	2,360	125,127
Triumph Group Inc.	1,210	113,159
Two Harbors Investment Corp.	11,840	127,162
USG Corp.	8,810	125,542
Valassis Communications, Inc.	4,463	129,561
Verisk Analytics Inc - Class A	3,720	126,666
Viasat, Inc.	2,880	127,498
Volcano Corporation	4,170	131,063
White Mountains Insurance Group Ltd	310	126,945
Williams Sonoma, Inc.	3,180	124,497
Total Securities Sold Short (Proceeds $10,585,588)		$10,760,095

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Statement of Assets and Liabilities

May 31, 2011 (Unaudited)

Assets
Investments, at value (cost $46,045,395)	$47,977,392
Cash	984
Dividends and interest receivable	87,932
Deposit for short sales at broker	590,649
Receivable for investments sold	12,894,835
Receivable for Fund shares sold	634,556
Other assets	21,147
Total Assets	62,207,495

Liabilities
Securities sold short, at market value (proceeds $10,585,588)	10,760,095
Payable for Fund shares redeemed	961
Payable for investments purchased	14,507,866
Dividends payable on short positions	3,294
Payable to Adviser	25,873
Payable to affiliates	17,920
Accrued expenses and other liabilities	16,944
Total Liabilities	25,332,953
Net Assets	$36,874,542

Net Assets Consist Of:
Paid-in capital	31,493,746
Accumulated net investment loss	(43,525)
Accumulated net realized gain	3,666,831
Net unrealized appreciation (depreciation) on:
Investments	1,931,997
Securities sold short	(174,507)
Net Assets	$36,874,542

Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	2,878,592

Net asset value, redemption price and offering price per share	$12.81

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Statement of Operations

For the Six Months Ended May 31, 2011(1) (Unaudited)

Investment Income
Dividend income(2)	$293,537
Interest income	86
Total Investment Income	293,623

Expenses
Advisory fees	140,347
Broker expenses	78,730
Dividends on short positions	55,737
Transfer agent fees and expenses	18,924
Administration fees	16,550
Fund accounting fees	15,462
Federal and state registration fees	10,569
Audit and tax fees	8,736
Legal fees	6,160
Chief Compliance Officer fees and expenses	4,675
Reports to shareholders	3,090
Custody fees	1,782
Trustees’ fees and related expenses	1,634
Other expenses	2,544
Total Expenses	364,940
Less waivers and reimbursement by Adviser (Note 4)	(19,952)
Net Expenses	344,988

Net Investment Loss	(51,365)

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	5,197,066
Short transactions	(1,042,317)
Change in net unrealized appreciation (depreciation) on:
Investments	976,358
Short transactions	(187,155)
Net Realized and Unrealized Gain on Investments	4,943,952
Net Increase in Net Assets from Operations	$4,892,587

(1)	The Fund commenced operations on December 29, 2009.
(2)	Net of $15 in foreign withholding tax.

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Statement of Changes in Net Assets

	Six Months Ended
	May 31, 2011	Period Ended
	(Unaudited)	November 30, 2010(1)
From Operations
Net investment income (loss)	$(51,365)	$24,150
Net realized gain (loss) from:
Investments	5,197,066	1,825,584
Short transactions	(1,042,317)	(813,980)
Change in net unrealized
appreciation (depreciation) on:
Investments	976,358	957,589
Short transactions	(187,155)	12,648
Net increase in net assets from operations	4,892,587	2,005,991

From Distributions
Net investment income	(44,106)	—
Net realized gain on investments	(1,473,680)	—
Net decrease in net assets resulting
from distributions paid	(1,517,786)	—

From Capital Share Transactions
Proceeds from shares sold	9,182,904	11,872,701
Proceeds from shares issued from
transfers in-kind(2)	—	13,417,119
Net asset value of shares issued in
reinvestment of distributions to shareholders	1,496,805	—
Payments for shares redeemed	(782,484)	(3,693,295)
Net increase in net assets from
capital share transactions	9,897,225	21,596,525
Total Increase in Net Assets	13,272,026	23,602,516

Net Assets
Beginning of period	23,602,516	—
End of period	$36,874,542	$23,602,516

(1)	The Fund commenced operations on December 29, 2009.
(2)	See Note 8 to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Statement of Cash Flows

For the Six Months Ended May 31, 2011 (Unaudited)

Cash Flows from Operating Activities:
Change in net assets resulting from operations	$4,892,587
Adjustments to reconcile change in net assets resulting
from operations to net cash provided by operating activities:
Purchases of investments	(84,433,424)
Purchases of short-term investments net	(707,049)
Proceeds from sales of long-term investments	74,004,281
Decrease in receivable for investment securities sold	7,230,623
Decrease in payable for investment securities purchased	(5,711,317)
Decrease in dividends and interest receivable	2,736
Increase in prepaid expenses and other assets	(15,058)
Decrease in accrued expenses and other liabilities	(32,549)
Net realized gain on investments	(5,197,066)
Increase in the unrealized appreciation on investments	(976,358)
Decrease in the unrealized appreciation on short transactions	187,155
Net realized loss on short transactions	1,042,317
Deposit at broker for short sales	(588,224)
Payable to broker	(3,850)
Payable for short dividends	542
Proceeds from short transactions	26,511,781
Cover short transactions	(24,069,846)
Net cash provided by operating activities	(7,862,719)

Cash Flows from Financing Activities:
Proceeds from shares sold	8,666,207
Proceeds from the reinvestment of distributions	1,496,805
Payment on shares redeemed	(781,523)
Cash distributions paid to shareholders	(1,517,786)
Net cash used in financing activities	7,863,703
Net change in cash	$984

Cash:
Beginning Balance	—
Ending Balance	$984

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended
	May 31, 2011(1)	Period Ended
	(Unaudited)	November 30, 2010(1)
Net Asset Value, Beginning of Period	$11.36	$10.00

Income (loss) from investment operations:
Net investment income (loss)(2)	(0.02)	0.01
Net realized and unrealized gain on investments	2.20	1.35
Total from Investment Operations	2.18	1.36

Less distributions paid:
From net investment income	(0.02)	—
From net realized gains	(0.71)	—
Total distributions paid	(0.73)	—
Net Asset Value, End of Period	$12.81	$11.36
Total Return(3)	19.98%	13.60%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$36,875	$23,603
Ratio of expenses to average net assets:
Before waiver and expense reimbursement(4)(5)	2.60%	2.58%
After waiver and expense reimbursement(4)(5)	2.46%	2.16%
Ratio of net investment loss to average net assets:
Before waiver and expense reimbursement(5)	(0.51)%	(0.29)%
After waiver and expense reimbursement(5)	(0.37)%	0.13%
Portfolio turnover rate(3)	201.28%	391.48%

(1)	The Fund commenced operations on December 29, 2009.
(2)	Per share net investment income (loss) was calculated using the daily average shares outstanding method.
(3)	Not annualized.
(4)
The ratio of expenses to average net assets includes dividends on short positions, interest and broker expenses.  The annualized before waiver and expense reimbursement and after waiver and expense reimbursement ratios excluding dividends on short positions, interest and broker expenses were 1.64%, 1.50% and 1.92%, 1.50% for the periods ended May 31, 2011 and November 30, 2010 respectively.

(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND
Notes to Financial Statements
May 31, 2011 (Unaudited)

(1)       Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Convergence Core Plus Fund (the “Fund”) represents a distinct diversified series with its own investment objectives and policies within the Trust. The investment objective of the Fund is long-term capital growth. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Fund became effective on December 29, 2009.  The Institutional share class commenced operations on December 29, 2009.  As of the date of this report, the Investment share class has not commenced operations.  Each class of shares has identical rights and privileges except with respect to the distribution fees, and voting rights on matters affecting a single class of shares. Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares were paid by Convergence Investment Partners, LLC (the “Adviser”).

(2)       Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

    (a)Investment Valuation

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (“Pricing Service”).  If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models.  Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost.  If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board

CONVERGENCE CORE PLUS FUND
Notes to Financial Statements (Continued)
May 31, 2011 (Unaudited)

of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair value.  The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.  ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  ASC 820 also requires enhanced disclosures regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1—	Quoted prices in active markets for identical securities.
Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of May 31, 2011:

	Level 1	Level 2	Level 3	Total
Assets:
Equity(1)
Common Stock	$44,371,700	$—	$—	$44,371,700
Real Estate
Investment Trusts	2,704,855	—	—	2,704,855
Total Equity	47,076,555	—	—	47,076,555
Short-Term Investments	900,837	—	—	900,837
Total Investments
in Securities	$47,977,392	$—	$—	$47,977,392
Liabilities:
Securities sold short	$10,760,095	$—	$—	$10,760,095
Total Liabilities	$10,760,095	$—	$—	$10,760,095

(1)   See the Schedule of Investments for industry classifications.

CONVERGENCE CORE PLUS FUND
Notes to Financial Statements (Continued)
May 31, 2011 (Unaudited)

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.  During the period, there were no significant transfers between levels for the Fund.  It is the Fund’s policy to record transfers between levels as of the end of the reporting period.  The Fund did not hold financial derivative instruments during the period.

    (b)Short Positions

The Fund may sell a security it does not own in anticipation of a decline in the market value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.  A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.  For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current value of the short positions.  Subsequent fluctuations in the market prices of the securities sold, but not yet purchased, may require purchasing the securities at prices which could differ from the amount reflected in the Statement of Assets and Liabilities.  The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. Such amounts are recorded on the ex-dividend date as a dividend expense. As collateral for its short positions, the Fund is required under the 1940 Act to maintain segregated assets consisting of cash, cash equivalents or liquid securities. The segregated assets are valued consistent with Note 2a above. The amount of segregated assets are required to be adjusted daily to reflect changes in the fair value of the securities sold short. The Fund’s deposit with broker for securities sold short is with one major security dealer. The Fund does not require this broker to maintain collateral in support of the receivable for proceeds on securities sold short.

    (c)Federal Income Taxes

The Fund complies with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended necessary to qualify as a regulated investment company and makes the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

As of and during the period ended November 30, 2010, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. federal tax authorities for the tax periods since the commencement of operations.

    (d)Distributions to Shareholders

The Fund will distribute any net investment income and any net realized long or short-term capital gains at least annually. Distributions from net realized gains for book

CONVERGENCE CORE PLUS FUND
Notes to Financial Statements (Continued)
May 31, 2011 (Unaudited)

purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. Income and capital gains distributions may differ from GAAP, primarily due to timing differences in the recognition of income, gains and losses by the Fund. To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

    (e)Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    (f)Share Valuation

The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange is closed for trading.

    (g)Expenses

Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are typically allocated evenly between the funds of the Trust, or by other equitable means. Expenses directly attributable to a class of shares, which presently only include distribution fees, are recorded to the specific class.

    (h)Other

Investment transactions are recorded on the trade date. The Fund determines the gain or loss from investment transactions on the identified cost basis by comparing original cost of the security lot sold with the net sale proceeds. Dividend income and expense, less foreign withholding tax, is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

(3)  Federal Tax Matters

The Fund did not make any distributions during the period ended November 30, 2010. The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852 (b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended November 30, 2010.

CONVERGENCE CORE PLUS FUND
Notes to Financial Statements (Continued)
May 31, 2011 (Unaudited)

As of November 30, 2010, the components of accumulated earnings on a tax basis were as follows:

Cost basis of investments for federal income tax purposes(1)	$30,147,511
Gross tax unrealized appreciation	1,027,783
Gross tax unrealized depreciation	(507,517)
Net tax unrealized appreciation	520,266
Undistributed ordinary income	1,515,221
Undistributed long-term capital gain	3,175
Total distributable earnings	1,518,396
Other accumulated losses	(32,667)
Total accumulated gains	$2,005,995

       (1)  Excludes securities sold short.

The tax basis of investments for tax and financial reporting purposes differs principally due to the deferral of losses on wash sales.

On the Statement of Assets and Liabilities, the following adjustments were made for permanent tax adjustments:

Undistributed Net Investment Income/(Loss)	$19,956
Accumulated Net Realized Gain/(Loss)	$(19,952)
Paid-In Capital	$(4)

On December 30, 2010, the Fund paid distributions of $44,106 and $1,473,679 from ordinary income and capital gains, respectively, to shareholders of record on December 29, 2010.

(4)  Investment Adviser

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Fund compensates the Adviser for its management services at the annual rate of 1.00% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse the Fund’s other expenses at least through December 29, 2012, at the discretion of the Adviser and the Board of Trustees, to the extent necessary to ensure that the Fund’s operating expenses (excluding any taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends on short positions and interest and broker expenses, acquired fund fees and expenses or extraordinary expenses) do not exceed 1.50% (the “Expense Limitation Cap”) of the Fund’s average daily net assets of the Institutional share class. For the six months ended May 31, 2011, expenses of $19,952 incurred by the Fund were waived by the Adviser. Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent

CONVERGENCE CORE PLUS FUND
Notes to Financial Statements (Continued)
May 31, 2011 (Unaudited)

actual fees and expenses for a fiscal period are less than the Expense Limitation Cap in place at the time of the waiver; provided, however, that the Adviser shall only be entitled to recoup such amounts over the following three fiscal years.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring:

November 30, 2013	$78,478
May 31, 2014	$19,952

(5)  Distribution Plan

The Trust adopted a plan pursuant to Rule 12b-1 (the “12b-1 Plan”), on behalf of the Fund, which authorizes it to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee of 0.25% of the Fund’s average daily net assets of Investment class shares for services to prospective Fund shareholders and distribution of Fund shares.  During the six months ended May 31, 2011, the Fund did not accrue any expenses pursuant to the 12b-1 Plan since the Investment share class has not yet commenced operations.

(6)  Related Party Transactions

A Trustee of the Trust is affiliated with U.S. Bancorp Fund Services, LLC (“USBFS”) and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Fund.  This same Trustee is an interested person of the Distributor.  The Trust’s Chief Compliance Officer is also an employee of USBFS.  For the six months ended May 31, 2011, the Fund was allocated $4,675 of the Trust’s Chief Compliance Officer fee.

(7)  Capital Share Transactions

Transactions in shares of the Fund were as follows:

	Six Months Ended	Period Ended
	May 31, 2011	November 30, 2010(1)
Shares sold	732,927	1,091,769
Shares issued from transfer in-kind	—	1,341,712
Shares reinvested	131,761	—
Shares redeemed	(63,880)	(355,697)
Net increase	800,808	2,077,784

                   (1)  The Fund commenced operations on December 29, 2009.

(8)  Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, and securities sold short for the Fund for the six months ended May 31, 2011, were $84,433,424 and $74,004,281, respectively. There were no purchases or sales of U.S. government securities for the Fund.

During the period ended November 30, 2010, the Fund accepted, in accordance with the Rule 17a-7 procedures adopted by the Trust, cash equivalents and securities eligible for investment by the Fund as consideration for Fund shares issued (“Transfer In-Kind”) at a fair value of $13,417,119.

CONVERGENCE CORE PLUS FUND
Notes to Financial Statements (Continued)
May 31, 2011 (Unaudited)

(9)  Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. At May 31, 2011, National Financial Services, for the benefit of its customers, held 66.5% of the Fund’s outstanding shares.

(10)New Tax Law

On December 22, 2010, The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed into law. The Modernization Act is the first major piece of legislation affecting regulated investment companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs.  Some highlights of the enacted provisions are as follows:

New capital losses may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.

The Modernization Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Modernization Act exempts RICs from the preferential dividend rule, and repealed the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Modernization Act contains several provisions aimed at preserving the character of distributions made by a RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

The provisions related to the Modernization Act for qualification testing are effective for the November 30, 2011 taxable year. The effective date for changes in the treatment of capital losses is the November 30, 2012 taxable year.

(11)     New Accounting Pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.”  ASU No. 2011-04 requires additional disclosures regarding fair value measurements.  Effective for fiscal years beginning after December 15, 2011, and for interim periods within those fiscal years, entities will need to disclose the following:

1)	the amounts of any transfers between Level 1 and Level 2 and the reasons for those transfers; and

2)
for Level 3 fair value measurements, quantitative information about the significant unobservable inputs used, a description of the entity’s valuation processes, and a narrative description of the sensitivity of the fair value measurement to changes in the unobservable inputs and the interrelationship between inputs.

Management is currently evaluating the impact ASU No. 2011-04 will have on the Fund’s financial statement disclosures.

CONVERGENCE CORE PLUS FUND
Notice of Privacy Policy & Practices

We collect non-public personal information about you from the following sources:

•information we receive about you on applications or other forms;

•information you give us orally; and

•information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

CONVERGENCE CORE PLUS FUND
Additional Information
(Unaudited)

Indemnifications

Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 877-677-9414.

Independent Trustees
Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Dr. Michael D. Akers	Trustee	Indefinite	Professor and	28	Independent
615 E. Michigan St.		Term; Since	Chair of Accounting,		Trustee, USA
Milwaukee, WI 53202		August 22,	Marquette		MUTUALS
Age: 56		2001	University		(an open-end
			(2004–present);		investment
			Associate Professor		company with
			of Accounting,		two portfolios).
Marquette University
(1996–2004).

Gary A. Drska	Trustee	Indefinite	Pilot, Frontier/	28	Independent
615 E. Michigan St.		Term; Since	Midwest Airlines, Inc.		Trustee, USA
Milwaukee, WI 53202		August 22,	(airline company)		MUTUALS
Age: 54		2001	(1986–present);		(an open-end
			Director, Flight		investment
			Standards &		company with
			Training		two portfolios).
(1990–1999).

CONVERGENCE CORE PLUS FUND
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Jonas B. Siegel	Trustee	Indefinite	Managing Director,	28	Independent
615 E. Michigan St.		Term; Since	Chief Administrative		Trustee, Gottex
Milwaukee, WI 53202		October 23,	Officer (“CAO”) and		Multi-Asset
Age: 67		2009	Chief Compliance		Endowment
			Officer (“CCO”),		Fund complex
			Granite Capital		(three closed-
			International Group,		end investment
			L.P. (an investment		companies);
			management firm)		Independent
			(1994–present); Vice		Trustee, Gottex
			President, Secretary,		Multi-
			Treasurer and CCO		Alternatives
			of Granum Series		Fund complex
			Trust (an open-end		(three closed-
			investment company)		end investment
			(1997–2007);		companies).
President, CAO
and CCO, Granum
Securities, LLC
(a broker-dealer)
(1997–2007).

Interested Trustee and Officers

Joseph C. Neuberger(1)	Chairperson,	Indefinite	Executive Vice	28	Trustee, Buffalo
615 E. Michigan St.	President	Term; Since	President, U.S.		Funds (an open-
Milwaukee, WI 53202	and	August 22,	Bancorp Fund		end investment
Age: 49	Trustee	2001	Services, LLC		company with
			(1994–present).		ten portfolios);
Trustee, USA
MUTUALS (an
open-end
investment
company with
two portfolios).

John Buckel	Vice	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	President,	Term; Since	Administrator,
Milwaukee, WI 53202	Treasurer	January 10,	U.S. Bancorp Fund
Age: 53	and	2008 (Vice	Services, LLC
	Principal	President);	(2004–present);
	Accounting	Since Sept.	UMB Investment
	Officer	10, 2008	Services Group
		(Treasurer)	(2000–2004).

CONVERGENCE CORE PLUS FUND
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Robert M. Slotky	Vice	Indefinite	Senior Vice	N/A	N/A
615 E. Michigan St.	President,	Term; Since	President,
Milwaukee, WI 53202	Chief	January 26,	U.S. Bancorp Fund
Age: 63	Compliance	2011	Services, LLC
	Officer and		(2001–present);
Anti-Money
Laundering
Officer

Rachel A. Spearo	Secretary	Indefinite	Vice President and
615 E. Michigan St.		Term; Since	Legal Compliance
Milwaukee, WI 53202		November 15,	Officer, U.S.	N/A	N/A
Age: 31		2005	Bancorp Fund
Services, LLC
(2004–present).

Jennifer A. Lima	Assistant	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Administrator;
Milwaukee, WI 53202		January 10,	U.S. Bancorp Fund
Age: 37		2008	Services, LLC
(2002–present).

(1)
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter.

A NOTE ON FORWARD LOOKING STATEMENTS (Unaudited)

Except for historical information contained in this report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995. These include any adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the adviser’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the adviser or portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

ADDITIONAL INFORMATION (Unaudited)

The Fund has adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 1-877-807-4122. A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling, toll free, 1-877-807-4122, or by accessing the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Fund files the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Fund’s Forms N-CSR and N-Q on the SEC’s website at www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

CONVERGENCE CORE PLUS FUND

Investment Adviser	Convergence Investment Partners, LLC
4200 West 115th Street
Suite 100
Leawood, Kansas 66211

Legal Counsel	Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Independent Registered Public	Cohen Fund Audit Services, Ltd.
Accounting Firm	800 Westpoint Parkway
Suite 1100
Westlake, Ohio 44145

Transfer Agent, Fund Accountant and	U.S. Bancorp Fund Services, LLC
Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A.
Custody Operations
1555 N. River Center Drive
Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the registrant’s Form N-CSR filed on February 8, 2011.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                Trust for Professional Managers

By (Signature and Title)                      /s/ Joseph Neuberger
Joseph Neuberger, President

Date                      August 4, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                      /s/ Joseph Neuberger
Joseph Neuberger, President

Date                      August 4, 2011

By (Signature and Title)                      /s/ John Buckel
John Buckel, Treasurer

Date                      August 4, 2011